Document And Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Dec. 01, 2011	Apr. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	AGILENT TECHNOLOGIES INC
Entity Central Index Key	0001090872
Current Fiscal Year End Date	--10-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 12,848
Entity Common Stock, Shares Outstanding		348,125,173
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 31, 2011